SCHEDULE OF SUBSCRIPTION FINANCIAL LIABILITIES (Details)	3 Months Ended
Mar. 31, 2024 $ / shares
Fair Value Disclosures [Abstract]
Term Remaining	5 months 15 days
Share Price	$ 10.75
Risk-Free Rate	539.00%